INSTITUTIONAL [Member] Annual Fund Operating Expenses - Institutional - MUNICASH	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.01%
Component3 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.31%
Fee Waiver or Reimbursement	(0.10%)	[1]
Net Expenses (as a percentage of Assets)	0.21%	[1]

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 53, BlackRock, the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) from exceeding 0.20% of average daily net assets through June 30, 2027. The agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.